Changes in Allowance for Doubtful Accounts (Detail) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning?of Period	$ 433	$ 5
Provision,?net of?Recoveries	(8)	428	5
Write-offs	286
Balance?at End of Period	$ 139	$ 433	$ 5